Commitments and Contingency	12 Months Ended
Dec. 31, 2017
Commitments and Contingency [Abstract]
COMMITMENTS AND CONTINGENCY
14.	COMMITMENTS AND CONTINGENCY

Leases

The lease commitments are for office premises which are classified as operating leases. These non-cancelable leases have lease terms expiring through December 2018. Future minimum lease payments under these leases as of December 31, 2017 are $96,386 for the twelve months ending December 31, 2018.

Rent expense from continuing operations for the years ended December 31, 2017, 2016 and 2015 was $244,860, $101,012 and $98,329, respectively. Rental expense incurred in relation to the Company’s discontinued operations for the years ended December 31 2016 and 2015 was $nil and $13,223 respectively.

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have a three year employment contract renewable on an annual basis.

Contingency

The Labor Contract Law of the People’s Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The Company has estimated its possible severance payments of approximately $663,069 and $429,256 as of December 31, 2017 and 2016, respectively, which have not been reflected in its consolidated financial statements, because it is more likely than not that this will not be paid or incurred.